UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2020

Date of reporting period: October 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
October 31, 2019 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.3%

	Shares	Value

Australia — 4.9%

Aurizon Holdings	16,000	$65,075

CSL	260	45,889

Goodman Group ‡	3,820	37,893

Harvey Norman Holdings	5,199	14,658

Macquarie Group	842	77,732

Rio Tinto	1,009	63,212

Santos	2,467	13,809

		318,268

Austria — 0.7%

Erste Group Bank *	640	22,606

OMV	330	19,256

		41,862

Belgium — 1.5%

Telenet Group Holding	1,198	58,816

UCB	486	39,168

		97,984

Brazil — 0.9%

JBS ADR	4,134	58,413

Canada — 2.8%

Alimentation Couche-Tard, Cl B	900	26,991

CGI, Cl A *	733	56,977

Manulife Financial	2,347	43,711

Open Text	400	16,163

Quebecor, Cl B	1,600	37,197

		181,039

China — 0.5%

NetEase ADR	120	34,303

Denmark — 0.5%

Genmab *	150	32,692

Finland — 1.7%

Neste	1,457	52,585

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
October 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Finland — (continued)

UPM-Kymmene	1,716	$55,769

		108,354

France — 9.2%

Arkema	420	42,927

Danone	340	28,197

Dassault Aviation	20	27,771

Edenred	234	12,318

Eiffage	210	22,559

Kering	65	36,987

Klepierre ‡	1,845	68,708

LVMH Moet Hennessy Louis Vuitton	31	13,225

Peugeot	5,290	133,929

Safran	842	133,208

SEB	100	15,179

Thales	486	47,504

TOTAL	248	13,037

		595,549

Germany — 5.5%

adidas	174	53,726

Allianz	324	79,137

Aroundtown	3,770	31,813

Continental	101	13,504

Covestro	1,214	58,289

Hannover Rueck	439	77,751

Hella GmbH & KGaA	419	20,384

METRO	1,256	20,452

		355,056

Hong Kong — 3.6%

BOC Hong Kong Holdings	4,500	15,505

CITIC	17,000	22,346

CK Asset Holdings	3,000	20,942

CK Hutchison Holdings	1,500	13,878

Galaxy Entertainment Group *	8,000	55,284

Hang Seng Bank	2,600	54,350

Power Assets Holdings	2,000	14,280

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
October 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)

Weichai Power	16,000	$25,278

WH Group	12,500	13,272

		235,135

Israel — 1.0%

Bank Leumi Le-Israel	5,668	41,266

Israel Discount Bank, Cl A	4,890	22,338

		63,604

Italy — 1.4%

Enel	5,090	39,398

Fiat Chrysler Automobiles	3,303	51,308

		90,706

Japan — 23.8%

Alfresa Holdings	1,000	22,520

Asahi Group Holdings	1,700	85,480

Astellas Pharma	5,300	91,213

Bandai Namco Holdings	800	49,397

Brother Industries	1,600	30,447

Central Japan Railway	400	82,582

Dai-ichi Life Holdings	2,400	39,681

Daiwa House Industry	1,100	38,045

Fuji Electric	600	19,280

FUJIFILM Holdings	500	22,132

Hitachi	900	33,911

Hoya	1,600	142,280

ITOCHU	4,900	103,046

Kajima	1,000	13,853

KDDI	1,300	36,102

Marubeni	10,700	75,878

Medipal Holdings	700	16,089

MEIJI Holdings	300	21,724

Mitsubishi Chemical Holdings	1,900	14,614

Nexon *	1,400	16,270

Nippon Telegraph & Telephone	300	14,935

ORIX	2,900	45,827

Shin-Etsu Chemical	500	56,301

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
October 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — (continued)

Shinsei Bank *	3,100	$48,858

Shionogi	1,800	108,644

Showa Denko	1,000	28,475

Sony	2,800	171,775

Sumitomo	1,000	16,326

Suntory Beverage & Food	700	29,947

Suzuken	300	16,113

Toho	500	20,233

Tokyo Electron	100	20,442

Tosoh	1,000	13,872

		1,546,292

Luxembourg — 0.3%

Ternium ADR	1,004	20,070

Netherlands — 2.5%

Koninklijke Ahold Delhaize	3,455	86,026

Wolters Kluwer	1,003	73,853

		159,879

Norway — 0.9%

Equinor	991	18,330

Telenor	2,270	42,494

		60,824

Singapore — 2.6%

DBS Group Holdings	4,300	82,178

Genting Singapore	12,400	8,568

Singapore Exchange	4,400	28,914

United Overseas Bank	2,000	39,443

Yangzijiang Shipbuilding Holdings	11,000	7,722

		166,825

South Africa — 1.1%

Standard Bank Group	6,290	72,210

South Korea — 0.6%

Samsung Electronics GDR	36	38,987

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
October 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Spain — 3.5%

Aena	356	$65,314

Banco Bilbao Vizcaya Argentaria	13,033	68,653

Red Electrica	3,045	61,299

Telefonica	3,768	28,892

		224,158

Sweden — 3.4%

Atlas Copco, Cl A	2,551	90,117

Essity, Cl B	850	26,524

Sandvik	3,527	62,225

Swedbank	1,295	18,113

Swedish Match	250	11,734

Volvo, Cl B	834	12,472

		221,185

Switzerland — 7.8%

Nestle	1,117	119,252

Novartis	980	85,523

Partners Group Holding	49	38,207

Roche Holding	617	185,631

Swiss Life Holding	160	79,992

		508,605

United Kingdom — 14.5%

3i Group	8,205	119,889

Aviva	8,423	45,301

BAE Systems	3,302	24,646

Burberry Group	1,432	37,915

Carnival	1,652	66,166

Diageo	453	18,569

Evraz	7,301	34,727

GlaxoSmithKline	1,879	43,047

Imperial Brands	545	11,948

Persimmon	523	15,426

RELX	4,358	104,887

Royal Dutch Shell, Cl B	3,927	112,826

Smith & Nephew	1,523	32,601

Taylor Wimpey	14,413	30,899

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
October 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United Kingdom — (continued)

Tesco	33,203	$101,159

Unilever	2,387	142,929

		942,935

United States — 4.1%

Bausch Health *	840	20,866

Check Point Software Technologies *	362	40,692

Cosan, Cl A *	1,380	23,212

ICON *	146	21,447

NXP Semiconductors	1,411	160,403

		266,620

TOTAL COMMON STOCK (Cost $5,885,770)		6,441,555

EXCHANGE TRADED FUND — 1.1%
iShares MSCI EAFE ETF (Cost $64,397)	1,048	70,656

TOTAL INVESTMENTS— 100.4% (Cost $5,950,167)		$6,512,211

Percentages are based on total Net Assets of $6,488,059.

‡	Real Estate Investment Trust
*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class
EAFE	Europe, Asia, Far East
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

SGA-QH-001-0700

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: December 27, 2019